Summary of principal accounting policies (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Convenience rate	the convenience of the readers and were calculated at the rate of USD1.00=RMB7.2567	the convenience of the readers and were calculated at the rate of USD1.00=RMB7.2567
Non-controlling interests	$ 30,203			¥ 219,174		¥ 0
Impairment of long-lived assets		¥ 0	¥ 0
Deferred offering costs	521,127			3,781,659		1,599,851
Impairment for operating lease right-of-use lease assets		0	0
Contract liabilities	1,447,314			10,502,722	$ 3,843,845	¥ 27,893,632
Revenue recognized			1,082,404
Employee benefit expenses	141,849	1,029,354	654,722
Under payment of taxes	$ 13,780			¥ 100,000
Other comprehensive loss		¥ 0	¥ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
VAT rates	3.00%	3.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
VAT rates	6.00%	6.00%